Description of Business and Basis of Presentation (Details)				9 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 GBP (£)	Sep. 30, 2025 GBP (£)	Sep. 30, 2025 $ / shares shares	Sep. 04, 2025 $ / shares	Oct. 24, 2024 shares	Sep. 30, 2024 $ / shares shares [1]	Sep. 30, 2023 $ / shares shares [1]
Description of Business and Basis of Presentation [Line Items]
Number of authorized shares	150,000,000	[1]			150,000,000			150,000,000	40,000,000
Common stock, par value per share (in Dollars per share) | $ / shares	$ 0.0001	[1]			$ 0.0001			$ 0.0001	$ 0.0001
Business Combination [Member]
Description of Business and Basis of Presentation [Line Items]
Business combination, consideration transferred	$ 1,255		£ 1,000	£ 1,000
Common Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Common stock, par value per share (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Minimum [Member]
Description of Business and Basis of Presentation [Line Items]
Number of authorized shares							40,000,000
Minimum [Member] | Common Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Number of authorized shares							40,000,000
Maximum [Member]
Description of Business and Basis of Presentation [Line Items]
Number of authorized shares							150,000,000
Maximum [Member] | Common Stock [Member]
Description of Business and Basis of Presentation [Line Items]
Number of authorized shares							150,000,000
Securities Purchase Agreement [Member]
Description of Business and Basis of Presentation [Line Items]
Controlling interest percentage	51.00%
Star 26 Capital Inc. [Member]
Description of Business and Basis of Presentation [Line Items]
Controlling interest percent	51.00%				100.00%

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.